UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,  D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:            December 31, 2007

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):        [   ] is a restatement.
                                         [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:                                    Arbor Capital Management, LLC
Address:                                 One Financial Plaza
                                         120 S. Sixth St., Ste. 1000
                                         Minneapolis, MN  55402

Form 13F File No:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:                                    Rick D. Leggott
Title:                                   CEO
Phone:                                   (612) 317-2950

Signature, Place, and Date of Signing:

/s/ Rick D. Leggott                      Minneapolis, MN    1/1/2008
(Signature)                              (City/State)       (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  81

Form 13F Information Table Value Total:  1,228,035

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
99 CENTS ONLY STORES           COM              65440K106    17225   438857 SH       SOLE                   375626             63231
ADVANCE PARADIGM INC           COM              007491103    10427   878100 SH       SOLE                   752400            125700
ADVANTAGE LEARNING SYS INC     COM              00757K100     8165   491100 SH       SOLE                   419900             71200
ADVENT SOFTWARE                COM              007974108    44976   980400 SH       SOLE                   840400            140000
AFFILIATED MANAGERS GROUP      COM              008252108    34162   719200 SH       SOLE                   616400            102800
ALBANY MOLECULAR RESEARCH      COM              012423109    18913   324000 SH       SOLE                   277400             46600
AMERICREDIT CORP               COM              03060R101    25713  1576300 SH       SOLE                  1349800            226500
APPLIED MICRO CIRCUITS         COM              03822W109     7653    51000 SH       SOLE                    43700              7300
ARTHROCARE CORP                COM              043136100    35678   387800 SH       SOLE                   331900             55900
ASPECT MEDICAL SYSTEMS INC     COM              045235108     6917   192800 SH       SOLE                   165000             27800
ATS MEDICAL INC                COM              002083103     7919   711800 SH       SOLE                   608100            103700
AWARE INC/MASS                 COM              05453N100     9237   230200 SH       SOLE                   197300             32900
BINDVEW DEVELOPMENT CORP       COM              090327107    18467   594500 SH       SOLE                   509342             85158
BUCA INC.                      COM              117769109     9503   738100 SH       SOLE                   632000            106100
BUCKLE INC                     COM              118440106     9149   567379 SH       SOLE                   484483             82896
C.H. ROBINSON WORLDWIDE INC.   COM              12541W100    39254  1053800 SH       SOLE                   902700            151100
CAMINUS CORP                   COM              133766105    12050   602500 SH       SOLE                   516300             86200
CARRIER ACCESS CORP            COM              144460102    36319   682050 SH       SOLE                   584300             97750
CHOICEPOINT INC                COM              170388102    16281   435600 SH       SOLE                   373585             62015
CITRIX SYS INC COM             COM              177376100      470     7100 SH       SOLE                     7100
CLOSURE MEDICAL CORP           COM              189093107     7643   291150 SH       SOLE                   248900             42250
COMARCO INC.                   COM              200080109     5982   175300 SH       SOLE                   150500             24800
CONCORD COMMUNICATIONS INC     COM              206186108     4218   118600 SH       SOLE                   101500             17100
CONCORD EFS INC                COM              206197105      268    11700 SH       SOLE                    11700
CORPORATE EXECUTIVE BOARD CO   COM              21988R102    23624   465500 SH       SOLE                   398800             66700
CORSAIR COMM INC               COM              220406102    13252   692900 SH       SOLE                   593300             99600
CREO PRODUCTS INC              COM              225606102    38010   871300 SH       SOLE                   745400            125900
CSG SYSTEMS INTL INC           COM              126349109    42765   876100 SH       SOLE                   750500            125600
EXPEDITORS INTL WASH           COM              302130109    32277   812000 SH       SOLE                   695700            116300
EXPRESS SCRIPTS INC            COM              302182100    22814   543200 SH       SOLE                   465900             77300
FACTORY 2-U STORES             COM              303072102     7765   310600 SH       SOLE                   265600             45000
FACTSET RESH SYS INC           COM              303075105    56612  2091900 SH       SOLE                  1793500            298400
FARGO ELECTRONICS              COM              30744P102     6052   501700 SH       SOLE                   430100             71600
FORRESTER RESEARCH INC         COM              346563109     8322   153400 SH       SOLE                   131500             21900
FORWARD AIR CORP               COM              349853101     7187   303400 SH       SOLE                   259900             43500
GETTY IMAGES INC               COM              374276103    24466   680800 SH       SOLE                   582600             98200
HOTEL RESERVATIONS INC         COM              441451101     6646   374400 SH       SOLE                   320700             53700
ILLUMINET HOLDINGS INC         COM              452334105    12520   254300 SH       SOLE                   218000             36300
IMMERSION CORP                 COM              452521107    23076   384600 SH       SOLE                   329500             55100
INET TECHNOLOGIES INC          COM              45662V105    26532   501200 SH       SOLE                   429500             71700
INSIGHT ENTERPRISES INC        COM              45765U103    19899   546100 SH       SOLE                   468000             78100
INTEGRAL SYSTEMS INC.          COM              45810H107    18814   418100 SH       SOLE                   358000             60100
INTERCEPT GROUP INC            COM              45845L107    21262   825700 SH       SOLE                   707200            118500
INTRANET SOLUTIONS             COM              460939309    16160   351300 SH       SOLE                   300700             50600
ISS GROUP INC.                 COM              450306105     7374    63300 SH       SOLE                    54200              9100
KENSEY NASH CORP               COM              490057106    12346   745400 SH       SOLE                   637700            107700
LABRANCHE & CO                 COM              505447102    13445  1059700 SH       SOLE                   906600            153100
LIGHTBRIDGE INC                COM              532226107    14074   602100 SH       SOLE                   516100             86000
MACROVISION CORP               COM              555904101    47214   548200 SH       SOLE                   469400             78800
MEMBERWORKS INC                COM              586002107     8727   217500 SH       SOLE                   186300             31200
MICREL INC                     COM              594793101    30662   319400 SH       SOLE                   273400             46000
MINIMED INC COM                COM              60365K108    43279   334200 SH       SOLE                   286100             48100
MOLECULAR DEVICES CORP         COM              60851C107     3093    40300 SH       SOLE                    34600              5700
NATIONAL INFO CONSORTIUM INC   COM              636491102    10453   300800 SH       SOLE                   257700             43100
NETCREATIONS CORP              COM              64110N102    11398   268200 SH       SOLE                   229600             38600
ON ASSIGNMENT INC              COM              682159108    25821   573800 SH       SOLE                   491200             82600
ONESOURCE INFO SERV            COM              68272J106     5647   684500 SH       SOLE                   584200            100300
OPTIMAL ROBOTICS CORP          COM              68388R208     6345   135000 SH       SOLE                   115700             19300
P.F. CHANGS CHINA BISTRO INC.  COM              69333Y108    20398   615800 SH       SOLE                   527600             88200
PEGASUS SYSTEMS INC            COM              705906105    12989   821450 SH       SOLE                   703450            118000
PEREGRINE SYSTEMS INC.         COM              71366Q101    32760   488500 SH       SOLE                   418400             70100
PROFIT RECOVERY GROUP INTL     COM              743168106    16326   882500 SH       SOLE                   758300            124200
QRS CORPORATION COM            COM              74726X105    26917   357700 SH       SOLE                   306400             51300
QUICKLOGIC CORP                COM              74837P108    34901  1030300 SH       SOLE                   882600            147700
RENAL CARE GROUP               COM              759930100    25216  1162700 SH       SOLE                   996500            166200
SERENA SOFTWARE INC            COM              817492101     9110   285800 SH       SOLE                   244800             41000
SURMODICS INC                  COM              868873100    15922   579000 SH       SOLE                   496300             82700
TRANSACTION SYS ARCHIT         COM              893416107     8821   305500 SH       SOLE                   261450             44050
TRANSWITCH CORP                COM              894065101    16216   168700 SH       SOLE                   144425             24275
TRUETIME INC                   COM              897868105     4074   561900 SH       SOLE                   481500             80400
VISUAL NETWORKS INC            COM              928444108    25186   443800 SH       SOLE                   379600             64200
WILD OATS MARKETS INC.         COM              96808B107    29076  1418340 SH       SOLE                  1214889            203451
YANKEE CANDLE                  COM              984757104     8717   551300 SH       SOLE                   472400             78900
ZOLL MEDICAL CORP              COM              989922109    27962   545600 SH       SOLE                   467600             78000